Revenue	12 Months Ended
Dec. 31, 2022
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Revenue
1. Revenue
CRH is the leading provider of building materials solutions that build, connect and improve our world. As the essential partner for road and critical utility infrastructure, commercial building projects and outdoor living solutions, CRH's unique offering of materials, products and value-added services helps to deliver a more resilient and sustainable built environment.
The Group has three operating segments (as identified under IFRS 8 Operating Segments) generating revenue through the following activities:
Our Americas Materials businesses provide solutions for the construction and RMI of public infrastructure, homes and commercial buildings across North America. Our businesses in the US and Canada utilise an extensive network of reserve backed quarry locations, to provide asphalt paving services and to produce and supply a range of materials including cement, aggregates, readymixed concrete and asphalt. This segment also includes the Group’s cement operations in Brazil, which was divested in April 2021.
Our Building Products segment manufactures, supplies and delivers high quality, value-added innovative products and solutions to shape and enhance the built environment for modern communities. This includes Architectural Products, Infrastructure Products and Construction Accessories. This is a global business operating in attractive construction markets in major economies in North America, Europe and Asia. The divestment of our Building Envelope business, formerly part of the Building Products segment, was completed in April 2022. As a result, it has been classified as discontinued operations in the current year; its performance in this year and comparative years is therefore part of discontinued operations.

Our Europe Materials businesses provides solutions for the construction of public infrastructure, homes and commercial buildings to customers in construction markets across 19 countries in Europe and 2 countries in Asia. An extensive network of quarry and production locations adjacent to attractive local construction markets produce cement, lime, aggregates, asphalt, readymixed concrete and concrete products, as well as providing paving and construction services.
A. Disaggregated revenue
In the following tables, revenue is disaggregated by primary geographic market and by principal activities and products. Due to the diversified nature of the Group, the basis on which management reviews its businesses varies across the Group. Geography is the primary basis for the Americas Materials and Europe Materials businesses; while activities and products are used for the Building Products businesses.
Revenue from external customers (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation greater than 10% are included below. Further operating segment disclosures are set out in note 2.

	Year ended 31 December
	Americas Materials	Building Products	Europe Materials	Total	Americas Materials	Building Products	Europe Materials	Total	Americas Materials	Building Products	Europe Materials	Total
	2022	2022	2022	2022	2021	2021	2021	2021	2020	2020	2020	2020
Primary geographic markets	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m

Continuing operations
Republic of Ireland (country of domicile)	-	-	801	801	-	-	706	706	-	-	632	632
United Kingdom	-	238	4,003	4,241	-	220	3,979	4,199	-	161	3,157	3,318
Rest of Europe (i)	-	1,074	5,219	6,293	-	1,073	5,243	6,316	-	982	4,841	5,823
United States	13,050	6,038	-	19,088	11,172	4,446	-	15,618	9,984	3,946	-	13,930
Rest of World (ii)	1,274	473	553	2,300	1,235	479	653	2,367	1,289	385	511	2,185
Total Group from continuing operations	14,324	7,823	10,576	32,723	12,407	6,218	10,581	29,206	11,273	5,474	9,141	25,888
Discontinued operations
United Kingdom - Building Envelope	-	7	-	7	-	24	-	24	-	19	-	19
Rest of Europe (i) - Building Envelope	-	4	-	4	-	12	-	12	-	10	-	10
United States - Building Envelope	-	576	-	576	-	1,575	-	1,575	-	1,533	-	1,533
Rest of World (ii) - Building Envelope	-	58	-	58	-	164	-	164	-	137	-	137
Total Group from discontinued operations	-	645	-	645	-	1,775	-	1,775	-	1,699	-	1,699

(i)The Rest of Europe principally includes Austria, Belgium, Czech Republic, Denmark, Estonia, Finland, France, Germany, Hungary, Luxembourg, the Netherlands, Poland, Romania, Serbia, Slovakia, Spain, Sweden, Switzerland and Ukraine.
(ii)The Rest of World principally includes Australia, Brazil, Canada and the Philippines.
1. Revenue continued
Year ended 31 December

	Americas Materials (iii)	Building Products	Europe Materials (iii)	Total	Americas Materials (iii)	Building Products	Europe Materials (iii)	Total	Americas Materials (iii)	Building Products	Europe Materials (iii)	Total
	2022	2022	2022	2022	2021	2021	2021	2021	2020	2020	2020	2020
Principal activities and products	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m

Continuing operations
Cement, lime and cement products	1,554	-	3,481	5,035	1,483	-	3,463	4,946	1,403	-	2,974	4,377
Aggregates, asphalt and readymixed products	6,979	-	3,515	10,494	6,262	-	3,606	9,868	5,604	-	3,100	8,704
Construction contract activities*	5,791	88	2,101	7,980	4,662	92	2,065	6,819	4,266	131	1,732	6,129
Architectural products	-	4,409	1,308	5,717	-	3,790	1,264	5,054	-	3,439	1,166	4,605
Infrastructure products	-	2,531	171	2,702	-	1,605	183	1,788	-	1,278	169	1,447
Construction accessories	-	795	-	795	-	731	-	731	-	626	-	626

Total Group from continuing operations	14,324	7,823	10,576	32,723	12,407	6,218	10,581	29,206	11,273	5,474	9,141	25,888
Discontinued operations
Construction contract activities* - Building Envelope	-	16	-	16	-	83	-	83	-	37	-	37
Architectural glass and glazing systems and related hardware - Building Envelope	-	629	-	629	-	1,692	-	1,692	-	1,662	-	1,662
Total Group from discontinued operations	-	645	-	645	-	1,775	-	1,775	-	1,699	-	1,699

(iii) Americas Materials and Europe Materials both operate vertically integrated businesses, which are founded in resource-backed cement and aggregates assets and which support the manufacture and supply of aggregates, asphalt, cement, readymixed and precast concrete and landscaping products. Accordingly, for the purpose of disaggregation of revenue we have included certain products together, as this is how management reviews and evaluates this business line.

There are no material dependencies or concentrations of individual customers which would warrant disclosure under IFRS 8. The individual entities within the Group have a large number of customers spread across various activities, end-uses and geographies.
Revenue derived through the supply of services and intersegment revenue are not material to the Group. The transfer pricing policy implemented by the Group between operating segments and across its constituent entities is described in note 32. In addition, due to the nature of building materials, which have a low value-to-weight ratio, the Group’s revenue streams include a low level of cross-border transactions.
B. Contract balances
For information on the Group’s construction contract balances, including movements during the year, refer to notes 16, 17 and 18. Movements in our net contract balances are not considered significant and are primarily driven by the timing of billing work-in-progress within our construction contract businesses.

C. Unsatisfied long-term construction contracts and other performance obligations
Revenue yet to be recognised from long-term construction contracts, primarily within our Americas Materials and Europe Materials businesses, amounted to $3,742 million at 31 December 2022 (2021: $3,177 million; 2020: $2,604 million). The Group has applied the practical expedient set out in IFRS 15 Revenue from Contracts with Customers whereby revenue yet to be recognised on contracts that had an original expected duration of less than one year is not disclosed. The majority of open contracts at 31 December 2022 will close and revenue will be recognised within 12 months of the balance sheet date.